Notes Payable (Details) - USD ($)								1 Months Ended																					3 Months Ended		5 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 09, 2021	Mar. 12, 2021	Mar. 08, 2021	Mar. 02, 2021	Jan. 13, 2021	Oct. 09, 2020	Sep. 09, 2020	Jan. 27, 2021	Sep. 30, 2020	Jul. 31, 2020	Apr. 17, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Apr. 29, 2019	Mar. 31, 2019	Jan. 31, 2019	Nov. 30, 2018	Oct. 31, 2018	May 31, 2018	Jul. 31, 2017	Apr. 30, 2017	Jun. 30, 2016	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Jun. 13, 2021	Jun. 07, 2021	Mar. 31, 2021	Jan. 31, 2021	Jan. 15, 2021	Jul. 24, 2020	Feb. 14, 2020	Jan. 31, 2020
Notes Payable (Details) [Line Items]
Warrants term																													7 years			7 years		5 years	5 years
Exercise price of the warrant (in Dollars per share)																													$ 2.72			$ 2.72
Borrowed amount																																								$ 200,000					$ 150,000
Gain on extinguishment of related party notes payable									$ 87,000
Accretion related to discount created from gain on extinguishment																																		$ 30,000
Sale price								$ 761,400,000		$ 30,371,190
Lease, description																					the Company leased the HQ back from Atlas for a term of three years, with an option to repurchase the HQ at any time prior to the expiration of the lease for a purchase price equal to the greater of $44,029 or the fair market value of the HQ, as determined in accordance with the lease. This transaction qualified as a failed sale leaseback given the Company’s option within the PSA to repurchase the HQ. The Company recognized a $29,000 financing obligation recorded in capital leases on the consolidated balance sheets. No gain or loss was record on the failed sale-leaseback. The Company has continued to capitalize and depreciate the HQ long-lived asset. The ongoing lease payments to Atlas are recorded as reductions to the financing obligation and associated interest expense. The Company recorded interest expense of $1,760 and $1,435 during the years ended December 31, 2020 and 2019
Outstanding principal amount														$ 15,000,000
Loan exit costs														$ 6,668,000
Interest expense																																				$ 213,000
Issuance costs incurred																																				3,145,000
Fair value of the warrants																													$ 5,012,065			$ 5,975,238		$ 475,641
Fair value of ordinary stock (in Dollars per share)									$ 10.00																				$ 15.58			$ 15.58		$ 10.00	$ 10.00									$ 10.00
Risk-free interest rate																																0.83%		0.35%
Expected volatility price																																87.60%		17.40%
Black-Scholes option-pricing model [Member]
Notes Payable (Details) [Line Items]
Fair value of the warrants																																$ 490,000
PPP [Member]
Notes Payable (Details) [Line Items]
Rate of Interest on notes											1%
Loan proceeds amount											$ 9,168,000
Fair Value of Notes Payable Not Carried at Fair Value [Member]
Notes Payable (Details) [Line Items]
Note payable												$ 94,590,000																						$ 127,130,000	$ 127,130,000	$ 94,590,000
U.S. corporation [Member]
Notes Payable (Details) [Line Items]
Mature date																																				Dec. 31, 2020
Interest, per annum												8.00%																								8.00%
Deposits amount												$ 11,635,000																								$ 11,635,000
FF Intelligent Mobility Global Holdings Ltd [Member]
Notes Payable (Details) [Line Items]
Notes payable, principal amount																																$ 40,935,000
Warrants term																													6 years			6 years									7 years
Exercise price of the warrant (in Dollars per share)																													$ 10			$ 10									$ 2.71	$ 2.72
Fair value of warrants																																$ 1,988,000
Ordinary stock acquried by exercise the warrant (in Shares)																													19,016,865			19,016,865									2,167,254	270,200
Issuance of notes payable with principal value					$ 15,000,000																																		$ 15,000,000
investment amount					666,000																																		$ 667,000
Consent fee recorded as interest expense		$ 7,000,000			$ 11,250,000
Borrowed amount																																											$ 102,000
Debt conversion, description																																(i) notes payable with principal amount of $56,000 into 37,335,421 shares of Class A-2 Preferred Stock; (ii) notes payable with an aggregate principal balance of $17,600 into 15,792,771 shares of Class A-1 Preferred Stock; and (iii) a note payable with a principal balance of $1,500 into 1,281,976 shares of Class A-3 Preferred Stock. Notes payable with aggregate principal amount of $116,518 were either converted into equity or repaid in cash as part of the close of the Business Combination.
Fair value of notes payable not carried at fair value																													$ 105,863,000			$ 105,863,000		$ 127,130,000	$ 127,130,000
Interest, per annum					14.00%																													6.00%	6.00%
Note payable												7,758,000																								7,758,000
Gain on extinguishment of related party notes payable																																(1,309)	$ (314)		$ 2,107
Accretion related to discount created from gain on extinguishment																																			462,000
Foreign currency gain																																1,823	$ 775
Sale price																																$ 761,400,000
Outstanding principal amount												15,000,000																								15,000,000
FF Intelligent Mobility Global Holdings Ltd [Member] | Birch Lake [Member]
Notes Payable (Details) [Line Items]
Consent fee recorded as interest expense			$ 5,600,000		$ 3,750,000
FF Intelligent Mobility Global Holdings Ltd [Member] | Faraday and Future (HK) Limited [Member]
Notes Payable (Details) [Line Items]
Net proceeds
Qualified SPAC Merger [Member]
Notes Payable (Details) [Line Items]
Outstanding principal, accrued and unpaid interest, percentage																																130.00%
Note payable																																		$ 17,712,000	17,712,000
Class A Ordinary Stock
Notes Payable (Details) [Line Items]
Ordinary stock acquried by exercise the warrant (in Shares)																													1,930,147			1,930,147
Class A Ordinary Stock | FF Intelligent Mobility Global Holdings Ltd [Member]
Notes Payable (Details) [Line Items]
Fully diluted capitalization, percentage																																0.20%
Ordinary stock acquried by exercise the warrant (in Shares)																													44,880,595			44,880,595
Notes Payable Agreement [Member] | FF Intelligent Mobility Global Holdings Ltd [Member]
Notes Payable (Details) [Line Items]
Issuance of additional notes payable				$ 85,000,000	3,750,000
Notes payable, principal amount				55,000,000
Net proceeds			$ 5,240,000	$ 51,510,000	$ 3,510,000
Original issue discount rate			6.50%	4.00%	6.50%
Debt issuance costs			$ 307,000	$ 90,000	$ 225,000
Interest rate				14.00%	8.00%
Notes payable maturity, description			The notes payable matures on the earliest of (i) October 6, 2021, (ii) the consummation of a Qualified SPAC Merger, as defined in the note agreement, (iii) the occurrence of a change in control, or (iv) the occurrence of an acceleration event, such as a default. The notes payable bear interest at 15.75% per annum. Additionally, the notes payable contain a liquidation premium that ranges from 42% to 52% depending on timing of settlement, with 50% of this premium convertible into equity. Birch Lake can demand repayment if an event of default, change in control, or a Qualified SPAC Merger occurs.	The notes payable mature on the earliest of (i) March 1, 2022, (ii) October 6, 2021, if the Qualified SPAC Merger contemplated in the Merger Agreement has not been consummated by July 27, 2021, (iii) the occurrence of a change in control, or (iv) the occurrence of an acceleration event, such as a default. The Company has elected the fair value option because the notes include features, such as a contingently exercisable put option, which meet the definition of an embedded derivative. Additionally, the notes payable agreements contain a minimum cash provision, which requires the Company to maintain at least $5,000 of cash on hand at all times. The Company has classified the related $5,000 in Restricted Cash on its unaudited Condensed Consolidated Balance Sheets as of June 30, 2021.
Fair value of warrants				$ 5,000,000																												$ 7,880,000
Premium convertible into equity, percentage					50.00%
Total principal amount			$ 5,600,000
Notes Payable Agreement [Member] | Minimum [Member] | FF Intelligent Mobility Global Holdings Ltd [Member]
Notes Payable (Details) [Line Items]
Liquidation premium, percentage					35.00%
Notes Payable Agreement [Member] | Maximum [Member] | FF Intelligent Mobility Global Holdings Ltd [Member]
Notes Payable (Details) [Line Items]
Liquidation premium, percentage					45.00%
January 13 Notes [Member] | FF Intelligent Mobility Global Holdings Ltd [Member]
Notes Payable (Details) [Line Items]
Net proceeds					$ 10,350,000
Original issue discount rate					8.00%
Debt issuance costs					$ 480,000
Interest rate					0.00%
Total principal amount					$ 11,250,000
Mature date					Oct. 06, 2021
Outstanding principal, accrued and unpaid interest, percentage					130.00%
March 12 Notes [Member] | FF Intelligent Mobility Global Holdings Ltd [Member]
Notes Payable (Details) [Line Items]
Notes payable, principal amount		7,000,000
Net proceeds		$ 6,440,000
Original issue discount rate		8.00%
June 2021 Notes [Member] | FF Intelligent Mobility Global Holdings Ltd [Member]
Notes Payable (Details) [Line Items]
Issuance of additional notes payable																																$ 40,000,000
Notes payable maturity, description	The June 2021 Notes mature on December 9, 2022, and do not bear interest unless extended beyond its maturity date by the US-based investment firm, in which case, the June 2021 Notes will bear interest at 10% per annum starting upon their original maturity. Each of the June 2021 Notes are subject to an original issue discount of 8% and 13%, respectively. The June 2021 Notes contain a liquidation premium that, upon a Qualified SPAC Merger, the then outstanding principal and accrued interest of the notes playable plus a 30% premium will convert into Class A Ordinary Stock of the Company. The Company received net proceeds of $35,603 as part of the June 2021 Notes.
Exercise price of the warrant (in Dollars per share)																													$ 2.5723			$ 2.5723
Issuance of notes payable with principal value	$ 20,000,000
Exercised option to purchase optional notes																													$ 33,917,000			$ 33,917,000
June 2021 Notes [Member] | Class A Ordinary Stock | FF Intelligent Mobility Global Holdings Ltd [Member]
Notes Payable (Details) [Line Items]
Exercise price of the warrant (in Dollars per share)																													$ 2.5723			$ 2.5723
Ordinary stock acquried by exercise the warrant (in Shares)																													5,831,357			5,831,357
January 2019 Note [Member] | Faraday and Future (HK) Limited [Member]
Notes Payable (Details) [Line Items]
Mature date																						Dec. 31, 2020
Borrowed amount																						$ 54,179,000
Interest, per annum																						12.00%
November and December 2018 Note [Member] | NPA [Member]
Notes Payable (Details) [Line Items]
Notes payable, principal amount																			$ 8,100,000
Rate of Interest on notes																																10%
Notes payable, accrued interest																			481,000
November and December 2018 Note [Member] | U.S. based investment firm [Member]
Notes Payable (Details) [Line Items]
Borrowed amount																																					$ 11,100,000
Interest, per annum																																					8.99%
July 2017 Note [Member]
Notes Payable (Details) [Line Items]
Gain on extinguishment of related party notes payable									$ 157,000
Accretion related to discount created from gain on extinguishment																																		55,000
July 2017 Note [Member] | U.S. based investment firm [Member]
Notes Payable (Details) [Line Items]
Notes payable, principal amount																										$ 18,000,000
Mature date																										Dec. 31, 2019
Borrowed amount																										$ 22,400,000
Interest, per annum																										1.52%
October 2018 Note [Member]
Notes Payable (Details) [Line Items]
Gain on extinguishment of related party notes payable									45,000
Accretion related to discount created from gain on extinguishment																																		16,000
October 2018 Note [Member] | U.S. based investment firm [Member]
Notes Payable (Details) [Line Items]
Mature date																								Dec. 31, 2019
Borrowed amount																								$ 1,500,000
Interest, per annum																								2.86%
April 2019 Note [Member]
Notes Payable (Details) [Line Items]
Note payable												10,198,000																						10,246,000	10,246,000	10,198,000
April 2019 Note [Member] | NPA [Member]
Notes Payable (Details) [Line Items]
Notes payable, principal amount																			$ 8,581,000
Percentage of premium into shares of preferred stock																			20.00%
June and August 2019 Note [Member]
Notes Payable (Details) [Line Items]
Note payable												20,956,000																						21,059,000	21,059,000	20,956,000
June and August 2019 Note [Member] | NPA [Member]
Notes Payable (Details) [Line Items]
Mature date																May 31, 2020
Borrowed amount																$ 17,637,000
Interest, per annum																10.00%
May 2019 Note [Member]
Notes Payable (Details) [Line Items]
Note payable												1,069,000																						1,075,000	1,075,000	1,069,000
May 2019 Note [Member] | NPA [Member]
Notes Payable (Details) [Line Items]
Mature date																		Mar. 06, 2020
Borrowed amount																		$ 900,000
Interest, per annum																		10.00%
December 2016 Note [Member]
Notes Payable (Details) [Line Items]
Mature date																																						Dec. 31, 2019
Borrowed amount																																						$ 1,500,000
Interest, per annum																													12.00%			12.00%
December 2016 Note [Member] | U.S. based investment firm [Member]
Notes Payable (Details) [Line Items]
Mature date																																						Dec. 31, 2019
Borrowed amount																																						$ 10,000,000
Notes payable, accrued interest																																						$ 600,000
June 2016 Note [Member] | U.S. based investment firm [Member]
Notes Payable (Details) [Line Items]
Notes payable, principal amount																																					$ 13,000,000
Mature date																												Oct. 15, 2019
Borrowed amount																												$ 20,000,000
December 2019 Note [Member]
Notes Payable (Details) [Line Items]
Gain on extinguishment of related party notes payable									7,000
Accretion related to discount created from gain on extinguishment																																		2,000
December 2019 Note [Member] | U.S. based investment firm [Member]
Notes Payable (Details) [Line Items]
Borrowed amount												$ 2,240,000																								$ 2,240,000
Interest, per annum												8.99%																								8.99%
January 2020 Note [Member]
Notes Payable (Details) [Line Items]
Gain on extinguishment of related party notes payable									2,000
Accretion related to discount created from gain on extinguishment																																		1,000
January 2020 Note [Member] | U.S. based investment firm [Member]
Notes Payable (Details) [Line Items]
Borrowed amount																																														$ 300,000
Interest, per annum																																														8.00%
April 2017 Note [Member]
Notes Payable (Details) [Line Items]
Gain on extinguishment of related party notes payable																											$ 27,000
Accretion related to discount created from gain on extinguishment																											$ 9,000
April 2017 Note [Member] | Chinese Lender [Member]
Notes Payable (Details) [Line Items]
Mature date																											Oct. 20, 2017
Borrowed amount																											$ 3,496,000
Interest, per annum																											9.00%
January 2019 To December 2019 Note [Member]
Notes Payable (Details) [Line Items]
Gain on extinguishment of related party notes payable															$ 84,000
Accretion related to discount created from gain on extinguishment																																		29,000
January 2019 To December 2019 Note [Member] | Chinese Lender [Member]
Notes Payable (Details) [Line Items]
Notes payable, principal amount																																				$ 8,155,000
Borrowed amount												$ 11,515,000																								$ 11,515,000
Interest, per annum												6.00%																								6.00%
Foreign currency gain																																				$ 205,000
January 2019 To December 2019 Note [Member] | Minimum [Member] | Chinese Lender [Member]
Notes Payable (Details) [Line Items]
Mature date																																				Jan. 16, 2020
2017 and 2018 Note [Member] | Chinese Lender [Member]
Notes Payable (Details) [Line Items]
Borrowed amount																																					$ 4,371,000
June To September 2020 Note [Member]
Notes Payable (Details) [Line Items]
Gain on extinguishment of related party notes payable									13,000
Accretion related to discount created from gain on extinguishment																																		4,000
June To September 2020 Note [Member] | Chinese Lender [Member]
Notes Payable (Details) [Line Items]
Borrowed amount									$ 761,000
Interest, per annum									6.00%
March 2019 Note [Member]
Notes Payable (Details) [Line Items]
Gain on extinguishment of related party notes payable									$ 1,000
March 2019 Note [Member] | U.S. based investment firm [Member]
Notes Payable (Details) [Line Items]
Mature date																					Mar. 06, 2020
Borrowed amount																					$ 1,500,000
Interest, per annum																					8.99%
June 2019 Note [Member] | U.S. based investment firm [Member]
Notes Payable (Details) [Line Items]
Mature date																	Jul. 05, 2019
Borrowed amount																	$ 3,600,000
Interest, per annum																	2.99%
September 2019 Note [Member]
Notes Payable (Details) [Line Items]
Gain on extinguishment of related party notes payable									2,000
Accretion related to discount created from gain on extinguishment									$ 1,000
September 2019 Note [Member] | U.S. based investment firm [Member]
Notes Payable (Details) [Line Items]
Borrowed amount															$ 180,000
Interest, per annum															6.99%
November 2019 Note [Member]
Notes Payable (Details) [Line Items]
Gain on extinguishment of related party notes payable													$ 14,000
Accretion related to discount created from gain on extinguishment													5,000
November 2019 Note [Member] | U.S. based investment firm [Member]
Notes Payable (Details) [Line Items]
Borrowed amount													$ 2,700,000
Interest, per annum													6.99%
May 2018 Note [Member] | U.S. Based Private Commercial Real Estate Lender [Member]
Notes Payable (Details) [Line Items]
Notes payable, principal amount																									$ 17,000,000
Mature date																									May 22, 2019
Borrowed amount																									$ 17,000,000
Interest, per annum																									9.75%
Notes payable, accrued interest																									$ 565,000
Sale price																									$ 29,000,000
April 29, 2019 Note [Member]
Notes Payable (Details) [Line Items]
Borrowed amount																				$ 15,000,000
																				The interest rate on the loan is 15.50%, 21.50% when in default, and the loan is subject to a liquidation preference premium of up to 63.50% of the original principal amount, of which the borrowers have the right to allow conversion of 30% into equity interests of the Company. The Company determined that this liquidation premium with conversion right represents an embedded derivative to be accounted for at fair value. See Note 4 Fair Value of Financial Instruments.
November 2018 [Member] | U.S. Based Lender [Member]
Notes Payable (Details) [Line Items]
Notes payable, principal amount												$ 4,200,000
Mature date																							Nov. 08, 2019
Borrowed amount																							$ 4,200,000
Interest, per annum																							13.00%
Notes payable, accrued interest												$ 420,000
September 9, 2020 Note [Member] | Senior Convertible Promissory Notes [Member] | NPA [Member]
Notes Payable (Details) [Line Items]
Borrowed amount							$ 15,000,000
Interest, per annum							0.00%
Net proceeds from notes							$ 13,800,000
Original issue discount rate							8.00%
October 9, 2020 Note [Member]
Notes Payable (Details) [Line Items]
Note payable																																		$ 20,972,000	$ 20,972,000
October 9, 2020 Note [Member] | Birch Lake [Member]
Notes Payable (Details) [Line Items]
Notes payable maturity, description						The BL Notes mature on the earliest of (i) October 6, 2021, (ii) the consummation of a Qualified SPAC Merger, (iii) the occurrence of a change in control, or (iv) the acceleration of the NPA obligations pursuant to an event of default. Additionally, the BL Notes contain a liquidation premium that ranges from 35% to 45% depending on the timing of settlement with 50% of this premium convertible into equity and the lender is able to demand repayment if an event of default, change in control, or a Qualified SPAC Merger occurs.
Borrowed amount						$ 15,000,000
Interest, per annum																													15.75%			15.75%										12.75%
Warrant [Member]
Notes Payable (Details) [Line Items]
Warrants term																													5 years			5 years
Mature date																																Sep. 09, 2027
Ordinary Stock [Member]
Notes Payable (Details) [Line Items]
Fair value of ordinary stock (in Dollars per share)																													$ 0.38			$ 0.38
Risk-free interest rate																																0.47%
Expected volatility price																																35.81%
Expected dividend yield rate																																0.00%